Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [Abstract]
Selling and Administrative Expenses
36.	Selling and Administrative Expenses

(1)	Selling and administrative expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Salaries	￦	735,383	757,819	775,204
Retirement benefit expense		71,094	65,107	157,272
Welfare and benefit expense		179,406	132,089	120,463
Insurance expense		15,414	12,181	12,427
Depreciation		190,245	214,499	232,510
Amortization of intangible assets		44,990	54,153	76,547
Bad debt expense		126,714	39,784	(12,719)
Commission		673,740	714,096	632,849
Advertising expense		114,519	30,894	34,453
Training expense		7,027	6,277	7,174
Vehicle maintenance expense		9,998	10,148	9,525
Publishing expense		3,672	3,307	3,414
Business promotion expense		3,700	2,785	3,038
Rent expense		38,380	42,851	40,505
Telecommunication expense		24,916	23,505	8,451
Transportation expense		495	686	865
Taxes and dues		48,395	46,424	58,666
Expendable supplies expense		7,731	6,166	6,682
Water, light and heating expense		10,545	12,629	11,867
Repairs and maintenance expense		63,477	62,580	88,576
Ordinary development expense		211,417	215,494	224,463
Travel expense		16,658	14,363	15,652
Clothing expense		8,410	10,108	9,369
Survey and analysis expense		698	705	848
Membership fee		1,122	1,043	969
Others		154,709	148,197	150,506

	￦	2,762,855	2,627,890	2,669,576

(2)	Other selling and administrative expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Accommodation development expenses	￦	55,799	52,822	53,945
Miscellaneous wages		32,300	32,447	39,794
Litigation and filing expenses		11,881	12,853	21,768
Compensation for damages		12,297	19,193	(1,924)
Outsourcing expenses		2,647	3,036	3,293
Reward expenses		2,786	2,713	2,858
Overseas market development expenses		1,876	1,361	1,997
Others		35,123	23,772	28,775

	￦	154,709	148,197	150,506